Common and Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Number of Common Stock Reserved for Future Issuance

The Company has reserved for future issuance the following number of shares of common stock:

December 31, 2013

Conversion of Series A preferred stock	3,770,267
Conversion of Series B preferred stock	4,556,638
Conversion of Series C preferred stock	6,767,673
Conversion of Series D preferred stock	6,000,000
Stock options outstanding	2,111,576
Stock options available for grant	339,284

23,545,438